Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-41183
Entity Registrant Name	Evolution Metals & Technologies Corp.
Entity Central Index Key	0001866226
Entity Tax Identification Number	87-1006702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4040 NE 2nd Ave
Entity Address, Address Line Two	Suite 349
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	561
Local Phone Number	564-8334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false